CONCENTRATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Geographical Risks Factor [Table Text Block]
The following is a summary of the net assets located in Pakistan as of March 31, 2015 and December 31, 2014:

	March 31,	December 31,
	2015	2014
Current assets	$1,086,946	$698,174
Non-current assets	1,333,520	1,355,333
	2,420,466	2,053,507
Current liabilities	(1,268,687)	(1,233,618)
Non-current liabilities	(19,384)	(23,280)
	$1,132,395	$796,609

The following is a summary of the net assets located in Pakistan as of December 31, 2014 and 2013:

	December 31,	December 31,
	2014	2013
Current assets	$698,174	$529,260
Non-current assets	1,355,333	448,397
Total assets	2,053,507	977,657
Current liabilities	(1,233,618)	(859,062)
Non-current liabilities	(23,280)	(3,598)
Total liabilities	$796,609	$114,997